Retirement Plans Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Retirement Plans Liabilities
15	Retirement plans liabilities
During the year of 2023, the subsidiary Vinci Vida e Previdência S.A. started its retirement services operations. As of December, 2023, active plans are principally accumulation of financial resources through products PGBL (Free Benefit Generator Plan) and VGBL (Free Benefit Generator Life) structured in the form of variable contribution, for the purpose of granting participants with returns based on the accumulated capital in the form of monthly withdraws for a certain term or temporary monthly withdraws.
In this respect, such financial products represent investment contracts that have the legal form of retirement plans, but which do not transfer insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and balance consists of the balance of the participant in the linked Specially Constituted Investment Fund (“FIE”) at the reporting date (Note 5). On December 31, 2023 the Retirement plan liabilities are 85,554.